Significant events	6 Months Ended
Jun. 30, 2024
Significant Events [Abstract]
Significant events	Significant events
On November 8, 2023, the Company sold the ULCC Oceania (2003 - 441,561 dwt), for USD 43.1 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2023, and had a carrying value of USD 8.3 million. The vessel was delivered to her new owner on January 15, 2024. A capital gain of
USD 34.8 million has been recognized in the consolidated statement of profit or loss in the first quarter of
2024.
On December 4, 2023, the Company entered into a sale and leaseback agreement for the Suezmax Cedar
(2022 – 157,310 dwt). The vessel was sold and was leased back under a 14-year bareboat contract. The vessel was delivered to her new owner at January 10, 2024. The transaction has not been accounted for as a sale due to the purchase obligation and has been considered as a finance arrangement accounted for under other loans (see Note 16).
On February 6, 2024, the Company took delivery of Suezmax Bristol (2024 – 156,851 dwt).
On February 7, 2024, Euronav held a Special Meeting of Shareholders to approve the purchase of 100% of the shares of CMB.TECH NV for a total purchase price of USD 1.15 billion in cash (see Note 5 and Note 24).
Shareholders voted the voluntary resignation of Mrs. Grace Reksten Skaugen, Mr. Ole Henrik Bjorge, Mr.
Cato H. Stonex, Mr. John Fredriksen and Mr. Patrick De Brabandere as members of the Supervisory Board.
They approved the cooptation of Mr. Patrick Molis and Mrs. Catharina Scheers as independent members of the Supervisory Board, Mr. Bjarte Bøe and Debemar BV, permanently represented by Mr. Patrick De
Brabandere, as members of the Supervisory Board. Shareholders also approved the interim discharge of the Supervisory Board: Mrs. Grace Reksten Skaugen, Mr. Ole Hendrik Bjorge, Mr. Cato H. Stonex, Mr. John
F. Fredriksen and Mr. Patrick De Brabandere.
On February 14, 2024, CMB announced the launch of the mandatory public takeover bid on all the shares in Euronav. The acceptance period in respect of the bid opened on February 14, 2024 and closed on March
15, 2024. The bid price amounts to USD 17.86 per share in cash, i.e. USD 18.43 per share less USD 0.57 dividend per share.
On February 26, 2024, the Company announced that it has concluded an order for two bitumen tankers with China Merchants Jinling Shipyard (Yangzhou) Dingheng Co. (Yangzhou, China). The vessels are expected to be delivered in the fourth quarter of 2026 and have been chartered to a strong counterparty for 10 years upon delivery from the shipyard. The vessels will have dual-fuel green methanol engines that are ready to be retrofitted for future operation on ammonia. The ordered vessels’ deadweight will be
17,000 tons, which is twice the 8,000 ton average of the existing fleet.
On February 27, 2024, the Company announced it has been informed that certain funds managed by
FourWorld Capital Management LLC (“FourWorld”) have filed a complaint in the United States District
Court for the Southern District of New York in connection with CMB’s U.S. takeover bid for the shares of the Company. The Company is not involved in these proceedings. On March 14, 2024, the Company has been informed that the claim has been rejected by the United States District Court for the Southern
District of New York.
On March 4, 2024, the Company announced it has been informed that certain funds managed by
FourWorld Capital Management LLC (“FourWorld”) have also filed a request with the Market Court in
Belgium in connection with CMB’s Belgian offer for the shares of the Company. The Company is not involved in these proceedings. On March 15, 2024, the Company has been informed that the Market Court in Belgium has denied the request to suspend the closing of the Belgian offer.
On March 18, 2024, the Company confirmed that the acceptance period of the mandatory public takeover bid launched by CMB NV (the "Bidder") for all shares issued by Euronav NV (“Euronav”) not already owned by CMB or its affiliates (the "Bid"), expired on March 15, 2024. During the acceptance period, 69,241,955 shares in Euronav, representing 31.47% of the outstanding shares in Euronav, were tendered into the Bid.
As a result, the Bidder will hold a total of 177,147,299 shares in Euronav, representing 80.51% of the outstanding shares in Euronav. Taking into account the 17,790,716 treasury shares held by Euronav and the 24,400 shares held by Saverco NV, the Bidder and persons affiliated with it together will hold
194,962,415 shares, representing 88.61% of the outstanding shares in Euronav.
On March 19, 2024, the Company took delivery of the super-eco Newcastlemax Mineral France (2024 -
210,000 dwt).
On March 20, 2024, the Company announced it has sold the VLCC Nectar (2008 – 307,284 dwt), VLCC
Newton (2009 – 307,284 dwt), and VLCC Noble (2008 – 307,284 dwt). This transaction has generated a capital gain of approximately USD 79.0 million which has been recognized upon delivery to her new owner in the second quarter of 2024. Furthermore, the Company concluded an order for two Newcastlemaxes and one additional VLCC at Qingdao Beihai Shipyard. The vessels are expected to be delivered in Q1 and
Q2 2027.
On March 22, 2024, the Company announced it has purchased on the NYSE and on Euronext Brussels a total of 4,719,534 of its own shares. Following these transactions, the Company now owns 22,510,249 shares (10.23% of the total outstanding share count).
On March 29, 2024, the Company announced it has purchased on the NYSE and on Euronext Brussels a total of 2,620,931 of its own shares. Following these transactions, the Company now owns 25,131,181.00 shares (11.42% of the total outstanding share count).
On April 8, 2024, the Company announced it has purchased on the New York Stock Exchange and on
Euronext Brussels a total of 412,926 of its own shares. Following these transactions, the Company now owns 25,544,107 shares (11.61% of the total outstanding share count).
On April 8, 2024, the Company announced it has been informed that certain funds managed by FourWorld
Capital Management LLC ("FourWorld") have also filed a claim with the Enterprise Court in Antwerp,
Belgium. The claim relates to the integrated solution for the strategic and structural deadlock within
Euronav announced on October 9, 2023, of which CMB NV’s mandatory offer on all outstanding shares in the Company that closed on March 15, 2024 formed the final piece, as well as Euronav’s acquisition of
CMB.TECH NV. FourWorld requests that all decisions of Euronav’s Supervisory Board and general meeting in relation to these transactions, as well as the transactions themselves, are declared null and void. In this regard FourWorld has summoned all parties involved in these transactions, i.e. Euronav, CMB NV,
Frontline plc, Famatown Finance Limited, Hemen Holding Limited and Geveran Trading Co. Limited.
On April 12, 2024, the Company took delivery of the Bochem Casablanca (2024 - 25,000 dwt).
On April 15, 2024, the Company announced it has purchased on the New York Stock Exchange and on
Euronext Brussels a total of 263,771 of its own shares. Following these transactions, the Company now owns 25,807,878 shares (11.73% of the total outstanding share count).
On April 16, 2024, Euronav NV and Anglo-Eastern Univan Group announced a Heads of Agreement for the sale and purchase of Euronav Ship Management Hellas (“ESMH”), Euronav’s ship management arm (see
Note 5). The transaction has been concluded on June 18, 2024 together with the purchase of 10% of the shares in Anglo-Eastern Univan Group Limited (see Note 25).
On May 13, 2024, the Company took delivery of the CMA CGM Baikal. This vessel has been sold and a capital gain of USD 15.6 million was booked in the second quarter of 2024 (see Note 12).
On May 24, 2024, the Company took delivery of the Windcat 57, the first CTV of the hydrogen-powered MK
5 series. The vessel is deployed in Scotland.
On June 24, 2024, the Company took delivery of the fifth super-eco Newcastlemax Mineral Deutschland
(2024 – 210,000 dwt).
On June 28, 2024, the Company took delivery of the Bochem Shanghai (2024 – 25,000 dwt).